Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company
22.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiary E-Sun Sky Computer and VIEs are restricted in their ability to transfer certain of its net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid up capital, retained earnings and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB336,653 (US$55,611) as of December 31, 2013. The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	3,500	369,936	61,109
Time deposits	—	121,085	20,002
Other receivables	—	194	32
Amounts due from related parties	976	—	—
Amounts due from intergroup companies	5,633	1,559	258

Total current assets	10,109	492,774	81,401

Non-current assets:
Investment in subsidiaries and VIEs	207,239	335,566	55,432
Property and equipment, net	620	527	87
Deferred initial public offering expenses	1,243	—	—

Total non-current assets	209,102	336,093	55,519

TOTAL ASSETS	219,211	828,867	136,920

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accrued expenses and other liabilities	1,245	12,098	1,999
Dividends payable	194,526	—	—
Amount due to a related party	8,520	—	—
Amounts due to intergroup companies	—	7,349	1,214

Total current liabilities	204,291	19,447	3,213

Non-current liabilities:
Deferred tax liabilities	17,540	—	—

Total non-current liabilities	17,540	—	—

TOTAL LIABILITIES	221,831	19,447	3,213

Shareholders’ equity (deficit):
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized and 66,539,000 shares issued and outstanding as of December 31, 2013	—	20	3
Class B Ordinary shares, par value US$0.00005 per share; 931,878,540 and 300,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 228,768,220 and 262,197,451 shares issued and outstanding as of December 31, 2012 and 2013, respectively	84	94	16
Additional paid-in capital	255,781	967,233	159,776
Accumulated other comprehensive income	15,988	10,492	1,733
Accumulated deficit	(274,473)	(168,419)	(27,821)

Total shareholder’s equity (deficit)	(2,620)	809,420	133,707

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	219,211	828,867	136,920

Condensed statements of comprehensive income

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net Revenues	—	—	—	—
Operating expenses:
General and administrative	(659)	(608)	(952)	(157)
Write-off of initial public offering expenses	—	(2,230)	—	—

Total operating expenses	(659)	(2,838)	(952)	(157)
Other operating expenses	(8)	(4)	—	—

Operating loss	(667)	(2,842)	(952)	(157)
Interest income	—	—	246	41
Interest expense	—	—	(4,712)	(778)
Changes in fair value of derivative component of the convertible note	—	—	(26,809)	(4,429)
Equity in profits of subsidiaries and VIEs	16,608	14,618	120,741	19,945

Income before income tax	15,941	11,776	88,514	14,622
Income tax benefit (expense)	(2,384)	(7,533)	17,540	2,897

Net income	13,557	4,243	106,054	17,519

Other comprehensive income (loss)
Foreign currency translation gain (loss)	(224)	58	(5,496)	(908)

Comprehensive income	13,333	4,301	100,558	16,611

Condensed statements of cash flows

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net cash generated from (used in) operating activities	(1,880)	38	7,387	1,220
Net cash generated from (used in) investing activities	(689)	511	(116,035)	(19,168)
Net cash generated from (used in) financing activities	(1,596)	2,302	479,896	79,274
Effect of exchange rate changes on cash and cash equivalents	—	—	(4,812)	(795)

Net increase (decrease) in cash and cash equivalents	(4,165)	2,851	366,436	60,531
Cash and cash equivalents at beginning of the year	4,814	649	3,500	578

Cash and cash equivalents at end of the year	649	3,500	369,936	61,109

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries.

The parent company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits of subsidiaries and VIEs” on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary is reduced to zero unless the parent company has guaranteed obligations of the subsidiary or is otherwise committed to provide further financial support. If the subsidiary subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.